Income Taxes	12 Months Ended
Oct. 31, 2022
Income Taxes [Abstract]
INCOME TAXES
13.	INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% to loss before income taxes.

	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October

Loss before income taxes	$(5,946,000)	$(2,112,000)
Statutory income tax rate	27.00%	27.00%

Income tax benefit computed at statutory tax rate	(1,605,000)	(570,000)
Differences between Canadian and foreign tax rates	206,000	—
Items not deductible for income tax purposes	692,000	307,000
Impact of foreign exchange	35,000	—
Unrecognized benefit of deferred income tax assets	672,000	263,000

Income tax benefit	$—	$—

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the Company will generate sufficient taxable income to utilize its deferred tax assets. The tax effected items that give rise to significant portions of the deferred income tax liabilities at October 31, 2022 and 2021 are presented below:

	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021

Deferred tax liabilities:
Mineral properties	$(176,000)	$—
Office and equipment	(2,000)	—
Deferred tax assets:
Non-capital losses	178,000	—

Net deferred income tax liabilities	$—	$—

Significant unrecognized tax benefits and unused tax losses for which no deferred tax asset is recognized as of October 31, 2022 and 2021 are as follows:

	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021

Share issuance costs	$40,000	$21,000
Office and equipment	19,000	6,000
Non-capital losses carried forward	1,039,000	262,000

Unrecognized deductible temporary differences	$1,098,000	$289,000

The Company has available Canadian net operational losses of approximately $3,735,000 (2021 - $970,000) that may be applied to reduce future taxable income. If these losses are not used to offset future income, they will expire in various years between 2042 and 2043. The Company has available Kazakhstani net operational losses of approximately $156,000 (2021 - $nil) that may be applied to reduce future taxable income If these losses are not used to offset future income, they will expire in 2033.